As filed with the Securities and Exchange            Registration No. 333-09515
Commission on February 15, 2001                      Registration No. 811-2512
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

-------------------------------------------------------------------------------
                      POST-EFFECTIVE AMENDMENT NO. 12 TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               and Amendment to

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------
    Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                   Aetna Life Insurance and Annuity Company

           151 Farmington Avenue, TS31, Hartford, Connecticut 06156

       Depositor's Telephone Number, including Area Code: (860) 273-4686

                          Julie E. Rockmore, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

-------------------------------------------------------------------------------
  It is proposed that this filing will become effective:

    ____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _X_   on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485

                         VARIABLE ANNUITY ACCOUNT B
                            CROSS REFERENCE SHEET


FORM N-4 ITEM NO.                  PART A (PROSPECTUS)                     LOCATION - PROSPECTUS DATED MAY 1, 2001
-----------------                  -------------------                     ----------------------------------------
         1           Cover Page...........................................  Cover Page

         2           Definitions..........................................  Not Applicable

         3           Synopsis.............................................  Contract Overview; Fee Table


         4           Condensed Financial Information......................  Condensed Financial Information;
                                                                            Appendix III - Condensed Financial Information

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................  Other Topics - The Company; Variable Annuity Account B;
                                                                            Appendix II - Description of Underlying Funds

         6           Deductions and Expenses..............................  Fee Table; Fees

         7           General Description of Variable Annuity Contracts....  Contract Overview; Other Topics

         8           Annuity Period.......................................  Income Payments

         9           Death Benefit........................................  Death Benefit

        10           Purchases and Contract Value.........................  Purchase; Calculating Variable Income Payments

        11           Redemptions..........................................  Right to Cancel

        12           Taxes................................................  Taxation

        13           Legal Proceedings....................................  Other Topics - Legal Matters and Proceedings

        14           Table of Contents of the Statement of Additional
                     Information..........................................  Statement of Additional Information - Table of Contents


                                                                                LOCATION - STATEMENT OF ADDITIONAL
 FORM N-4 ITEM NO.        PART B (STATEMENT OF ADDITIONAL INFORMATION)             INFORMATION DATED MAY 1, 2001
 -----------------        -------------------------------------------            ---------------------------------
        15           Cover Page...........................................   Cover Page

        16           Table of Contents....................................   Table of Contents

        17           General Information and History......................   General Information and History

        18           Services.............................................   General Information and History; Independent Auditors

        19           Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20           Underwriters.........................................   Offering and Purchase of Contracts

        21           Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                                             Return Quotations

        22           Annuity Payments.....................................   Income Payments

        23           Financial Statements.................................   Financial Statements

                           PART C (OTHER INFORMATION)
                           -------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                AETNA IMMEDIATE ANNUITY PROSPECTUS - MAY 1, 2001
-------------------------------------------------------------------------------

THE CONTRACT. The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract issued by Aetna Life Insurance and Annuity Company (the Company, we, us, our). It is issued to you, the contract holder as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.

-------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3
-------------------------------------------------------------------------------

INVESTMENT OPTIONS. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.


RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section on page 19, in Appendix II -- Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2001, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-238-6273. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.


[SIDENOTE]

THE FUNDS

-   Aetna Ascent VP
-   Aetna Balanced VP, Inc.
-   Aetna Income Shares d/b/a Aetna Bond VP
-   Aetna Crossroads VP
-   Aetna Growth VP
-   Aetna Variable Fund d/b/a Aetna
    Growth and Income VP
-   Aetna Index Plus Large Cap VP
-   Aetna International VP
-   Aetna Legacy VP
-   Aetna Variable Encore Fund d/b/a
    Aetna Money Market VP
-   Aetna Small Company VP
-   AIM V.I. Capital Appreciation Fund
-   AIM V.I. Growth Fund
-   AIM V.I. Growth and Income Fund
-   AIM V.I. Value Fund
-   Fidelity Variable Insurance
     Products Fund (VIP) High
     Income Portfolio
-   Janus Aspen Growth Portfolio
-   Janus Aspen Worldwide Growth Portfolio
-   Oppenheimer Aggressive Growth Fund/VA
-   Oppenheimer Main Street Growth & Income Fund/VA
-   Oppenheimer Strategic Bond Fund/VA
-   Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
-   Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
-   Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
-   Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio

-------------------------------------------------------------------------------

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

                                TABLE OF CONTENTS

-------------------------------------------------------------------------------
CONTRACT OVERVIEW ............................................................4
Contract Design
Who's Who
Contract Rights
The Contract and Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
-------------------------------------------------------------------------------

FEE TABLE ................................................................... 6
CONDENSED FINANCIAL INFORMATION ............................................ 12
PURCHASE ................................................................... 12
RIGHT TO CANCEL ............................................................ 13
INCOME PAYMENTS ............................................................ 13
CALCULATING VARIABLE INCOME PAYMENTS........................................ 18
INVESTMENT OPTIONS.......................................................... 19
FEES ....................................................................... 22
DEATH BENEFIT .............................................................. 25
WITHDRAWALS ................................................................ 26
TAXATION ................................................................... 27
OTHER TOPICS ............................................................... 34

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership -- Legal Matters and Proceedings -- Financial Statements

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................... 38
APPENDIX I FIXED DOLLAR OPTION ............................................. 39
APPENDIX II DESCRIPTION OF UNDERLYING FUNDS................................. 42
APPENDIX III CONDENSED FINANCIAL INFORMATION..................................

CONTRACT OVERVIEW
-------------------------------------------------------------------------------
[SIDENOTE]
QUESTIONS: CONTACTING THE
COMPANY

To answer your questions, contact your sales representative or write or call our Home Office at:

Aetna Financial Services
Attention: AFS Settlements
151 Farmington Avenue
Hartford, CT 06156
1-800-238-6273

SENDING FORMS AND WRITTEN
REQUESTS IN GOOD ORDER

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                 CONTRACT DESIGN

The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                                    WHO'S WHO

CONTRACT HOLDER (YOU/YOUR): The person to whom we issue an individually owned contract or the participant under a group contract.

PARTICIPANT: The individual who participates in a group contract, generally in connection with a retirement plan.

THE COMPANY (WE, US, OUR): Aetna Life Insurance and Annuity Company. We issue the contract.

                                 CONTRACT RIGHTS

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

                        THE CONTRACT AND RETIREMENT PLANS

We may offer this contract to employees or other individuals in connection with a retirement plan.

PLAN TYPE. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

                                 CONTRACT FACTS

INCOME PAYMENT OPTIONS. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See "Income Payments."

FREE LOOK/RIGHT TO CANCEL. You may cancel the contract no later than ten days of receipt (some states require more than ten days). Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See "Death Benefit."

WITHDRAWALS. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See "Withdrawals."

FEES. Certain fees associated with the contract will reduce income payments. See "Fee Table" and "Fees."

TAXATION. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

[SIDENOTE]
IN THIS SECTION:

-        Maximum Transaction Fees
-        Maximum Fees Deducted from the Subaccounts
-        Fees Deducted by the Funds
-        Hypothetical Examples

ALSO SEE THE "FEES" FOR:

-        How, When and Why Fees are Deducted
-        Premium and Other Taxes
-        Reduction or Elimination of Certain Fees

FEE TABLE
-------------------------------------------------------------------------------

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See "Fees" for additional information. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES
EARLY WITHDRAWAL CHARGE

(As a percentage of the present value of remaining guaranteed income payments withdrawn.(1) )

                    MAXIMUM EARLY WITHDRAWAL CHARGE SCHEDULE

         Number of Years from
         Contract Effective Date*                    Early Withdrawal Charge
         -----------------------                     -----------------------
      Fewer than 1                                       7%
      1 or more but fewer than 2                         6%
      2 or more but fewer than 3                         5%
      3 or more but fewer than 4                         4%
      4 or more but fewer than 5                         3%
      5 or more but fewer than 6                         2%
      6 or more but fewer than 7                         1%
      7 or more                                          0%

*For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

For Contracts Without the Guaranteed Minimum Income Feature:


    MORTALITY AND EXPENSE RISK CHARGE........................ 1.25%

    ADMINISTRATIVE EXPENSE CHARGE............................ 0.00-0.25%(2)
                                                              -------------

    TOTAL SEPARATE ACCOUNT EXPENSES.......................... 1.25%-1.50%
                                                              -------------

For Contracts With the Guaranteed Minimum Income Feature:

    MORTALITY AND EXPENSE RISK CHARGE........................ 1.25%

    ADMINISTRATIVE EXPENSE CHARGE............................ 0.00%-0.25%(2)

    GUARANTEED MINIMUM INCOME CHARGE......................... 1.00%(3)
                                                              --------

    TOTAL SEPARATE ACCOUNT EXPENSES.......................... 2.25%-2.50%
                                                              -------------

(1) Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See "Fees-Early Withdrawal Charge."
(2) We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(3) This charge terminates after five years if the Five Year Guaranteed Minimum Income Feature is elected.

FEES DEDUCTED BY THE FUNDS AND FUND EXPENSE TABLE

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees. The following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000, unless otherwise noted.

                               FUND EXPENSE TABLE

                          [TO BE UPDATED BY AMENDMENT]

                                                                                       TOTAL FUND
                                                                                         ANNUAL                        NET FUND
                                                                                        EXPENSES                        ANNUAL
                                                          INVESTMENT                    WITHOUT      TOTAL WAIVERS     EXPENSES
                                                           ADVISORY        OTHER       WAIVERS OR         AND        AFTER WAIVERS
                      FUND NAME                            FEES(1)       EXPENSES      REDUCTIONS      REDUCTIONS    OR REDUCTIONS
Aetna Ascent VP(2)
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP(2)
Aetna Growth VP(2)
Aetna Growth and Income VP
Aetna Index Plus Large Cap VP(2)
Aetna International VP(2)
Aetna Legacy VP(2)
Aetna Money Market VP
Aetna Small Company VP(2)
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Fidelity VIP High Income Portfolio(5)
Janus Aspen Growth Portfolio(4)
Janus Aspen Worldwide Growth Portfolio(4)
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Strategic Bond Fund/VA
PPI MFS Capital Opportunities Portfolio(5)
PPI MFS Emerging Equities Portfolio(5)
PPI Scudder International Growth Portfolio(5)
PPI T. Rowe Price Growth Equity Portfolio(5)

FOOTNOTES TO THE "FUND EXPENSE TABLE"

                          [TO BE UPDATED BY AMENDMENT]

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; and 0.65% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

(4) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(5) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLES (For contracts WITHOUT the guaranteed minimum income feature)

FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually and an administrative expense charge of 0.25% annually) and assume you have selected the "nonlifetime-guaranteed payments" income payment option for a 15 year period with a 3 1/2 % assumed annual net return rate. The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                          [TO BE UPDATED BY AMENDMENT]

-----------------------------------------------
                                                              EXAMPLE A                               EXAMPLE B
-  These examples are purely hypothetical.                    ---------                               ---------
-  They should not be considered a                If you withdraw your remaining          If you do not withdraw your remaining
   representation of past or future expenses or   guaranteed payments at the end of the   guaranteed payments, you would pay the
   expected returns.                              periods shown, you would pay the        following fees at the end of the
-  Actual expenses and/or returns may be more     following fees, including any           periods shown (no early withdrawal
   or less than those shown in these examples.    applicable early withdrawal charge:     charge is reflected):
-----------------------------------------------
                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                  ------    -------   -------   --------  ------    -------   -------   --------
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Small Company VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Fidelity VIP High Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Strategic Bond Fund/VA
PPI MFS Capital Opportunities Portfolio
PPI MFS Emerging Equities Portfolio
PPI Scudder International Growth Portfolio
PPI T. Rowe Price Growth Equity Portfolio

HYPOTHETICAL EXAMPLES (For contracts WITH the Lifetime Guaranteed Minimum Income Feature)

FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually) and assume you are a 65 year old male and have selected the "life income--guaranteed payments" income payment option with payments guaranteed for 15 years and a 3 1/2% assumed annual net return rate. The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.



                          [TO BE UPDATED BY AMENDMENT]


-----------------------------------------------
                                                              EXAMPLE A                               EXAMPLE B
-  These examples are purely hypothetical.                    ---------                               ---------
-  They should not be considered a                If you withdraw your remaining          If you do not withdraw your remaining
   representation of past or future fees or       guaranteed payments at the end of the   guaranteed payments you would pay the
   expected returns.                              periods shown, you would pay the        following fees at the end of the
-  Actual expenses and/or returns may be more     following fees, including any           periods shown (no early withdrawal
   or less than those shown in these examples.    applicable early withdrawal charge:     charge is reflected):*
-----------------------------------------------
                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                  ------    -------   -------   --------  ------    -------   -------   --------
Aetna Index Plus Large Cap VP                     Not Applicable.  Withdrawals are not      $          $         $         $
                                                  allowed if you elected the Lifetime
                                                  Guaranteed Minimum Income Feature.

HYPOTHETICAL EXAMPLES (For contracts WITH the Five Year Guaranteed Minimum Income Feature)

FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years) and assume you are a 65 year old male and have selected the "life income--guaranteed payments" income payment option with payments guaranteed for 15 years and a 3 1/2% assumed annual net return rate. The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                          [TO BE UPDATED BY AMENDMENT]

-----------------------------------------------
                                                              EXAMPLE A                               EXAMPLE B
-  These examples are purely hypothetical.                    ---------                               ---------
-  They should not be considered a                If you withdraw your remaining          If you do not withdraw your remaining
   representation of past or future fees or       guaranteed payments at the end of the   guaranteed payments you would pay the
   expected returns.                              periods shown, you would pay the        following fees at the end of the
-  Actual expenses and/or returns may be more     following fees, including any           periods shown (no early withdrawal
   or less than those shown in these examples.    applicable early withdrawal charge:     charge is reflected):*
-----------------------------------------------
                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                  ------    -------   -------   --------  ------    -------   -------   --------
Aetna Index Plus Large Cap VP                       $         $         $         $          $          $         $         $

CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the Separate Account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of the subaccounts from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE
-------------------------------------------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

ERISA NOTIFICATION. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

HOW TO PURCHASE. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

PURCHASE PAYMENT AMOUNT. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

ACCEPTANCE OR REJECTION. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission and if we deposit the payment in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any purchase payment.

AGE REQUIREMENTS. The maximum issue age is between 75 and 90, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

ALLOCATION OF YOUR PURCHASE PAYMENT TO THE INVESTMENT OPTIONS. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See "Investment Options." Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

[SIDENOTE]
TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) whose life or life Expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

RIGHT TO CANCEL
-------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Home Office along with a written notice of cancellation. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant.

REFUNDS. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven days of our receipt of your request in good order.

INCOME PAYMENTS
-------------------------------------------------------------------------------

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

INITIATING PAYMENTS. To initiate income payments, you must make the following selections on your application or enrollment form:
- Payment start date;
- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
- Income payment option and any special features, such as a right to withdraw or a Guaranteed Minimum Income Feature;
- Fixed, variable or a combination of both fixed and variable payments;
- The subaccounts to allocate your purchase payment among (only if variable payments are elected); and
- An assumed annual net return rate (only if variable payments are elected).

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to minimum distribution requirements if applicable. See "Taxation."

WHAT AFFECTS INCOME PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

PAYMENT DUE DATES. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

MINIMUM PAYMENT AMOUNTS. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

ASSUMED ANNUAL NET RETURN RATE. If you select variable income payments, you must also select an assumed annual net return rate of either 5% or 3 1/2%.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

-------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME FEATURES

LIFETIME GUARANTEED MINIMUM INCOME FEATURE. This feature was available under contracts issued before May 1, 2001. If you selected this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.
ESTIMATED INITIAL PAYMENT AMOUNT. On the date we issued your contract we estimated the amount of your initial payment based on the value of the annuity units your payment purchased on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature required that you select:

  -        A lifetime payment option
  -        100% variable payments
  - Aetna Index Plus Large Cap VP as the only subaccount into which your purchase payment is allocated
  -        3.5% assumed annual net return rate

In addition to other contract charges, if you selected this feature the guaranteed minimum income charge will apply for the life of the contract. See "Fees." There is no right to withdraw and no right to transfer if you selected this feature.

FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE. This feature is available under contracts issued on or after May 1, 2001. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.
ESTIMATED INITIAL PAYMENT AMOUNT. On the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchase on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature requires that you select:

  -        A lifetime payment option or a nonlifetime payment option of 15 years or more
  -        100% variable payments
  -        Funds from the following list:
                                -------------------------------------------

                                -------------------------------------------

                                -------------------------------------------

                                -------------------------------------------

              If you select this feature you may transfer only between these
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  available funds

  -        3.5% assumed annual net return rate

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See "Fees."
-------------------------------------------------------------------------------

START DATE. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See "Taxation" for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your qualified plan.

TAXATION. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see "Taxation."

PAYMENT OPTIONS

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See "Death Benefit," "Withdrawals," and Appendix I for additional detail. We may offer additional income payment options under the contract from time to time.

--------------------------------------------------------------------------------
                            LIFETIME PAYMENT OPTIONS
--------------------------------------------------------------------------------

Life Income

LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment's due date.

DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
RIGHT TO WITHDRAW--NONE.
--------------------------------------------------------------------------------

Life Income--
Guaranteed
Payments

LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5-30 years (or other periods we may make available at the time you select this option).

DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.

RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------

Life Income--
Two Lives

LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that no payment will be made if both the annuitant and joint annuitant die before the first payment's due date.

CONTINUING PAYMENTS: When you select this option you will also choose either:
(a) Full or reduced payments to continue to the surviving annuitant after the first annuitant's death; or
(b) 100% of the payment to continue to the annuitant on the joint annuitant's death, and a reduced payment to continue to the joint annuitant on the annuitant's death.

In either case, payments cease upon the death of the surviving annuitant.
Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.

DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.

RIGHT TO WITHDRAW--NONE.
--------------------------------------------------------------------------------

Life Income--
Two Lives--
Guaranteed
Payments

LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5-30 years (or other periods we may make available at the time you select this option.)

CONTINUING PAYMENTS: 100% of the payment will continue to the surviving annuitant after the first annuitant's death.

DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.

RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------
                           NONLIFETIME PAYMENT OPTION
--------------------------------------------------------------------------------

Nonlifetime--
Guaranteed
Payments

LENGTH OF PAYMENTS: Payments will continue for your choice of 5-30 years (or other periods we may make available at the time you select this option).

DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary. RIGHT TO WITHDRAW:
(a) If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.
(b) If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------

RIGHT TO CHANGE GUARANTEED PAYMENT PERIOD

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

(a) You may make the change on any contract anniversary beginning on the second contract anniversary;
(b) Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary:
(c) A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;
(d) For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;
(e) For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier; and
(f) The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments. See "Withdrawals - Withdrawal Value."

For variable payments, the right to change a payment period is available on contracts issued on or after October 1, 2000. For fixed payments, the right to change a payment period is available on contracts issued on or after May 1, 2001. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

CALCULATING VARIABLE INCOME PAYMENTS

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

ANNUITY UNITS. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account B subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may reduce the number of units, including transfers among subaccounts, withdrawals, a change in a guaranteed payment period, or death of an annuitant if a reduction in payment to a surviving annuitant was selected.

ANNUITY UNIT VALUE (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3 1/2 % or 5% as you selected.

                  Current AUV = Prior AUV x Net Return Factor x
                      Assumed Annual Net Return Rate Factor

NET RETURN FACTOR. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

- The net assets of the fund held by the subaccount as of the current valuation; minus
- The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
-   The total value of the subaccount's units at the preceding valuation; minus
- A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See "Fees."

The net return rate may be either positive or negative.

INVESTMENT OPTIONS

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

- MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions: Contacting the Company" or by contacting the SEC's Public Reference Room.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

NUMBER OF OPTIONS YOU MAY SELECT. You may select up to four subaccounts and/or the fixed dollar option at any one time.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

- CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

- UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

- BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.
--------------------------------------------------------------------------------

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-        Shared--bought by more than one company.
-        Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds may be unavailable through your contract or plan or in some states. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

TRANSFER REQUESTS. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided under "Fee Table." Please review both sections for information on fees.

TRANSACTION FEE

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. Not all contracts permit withdrawals. See "Withdrawals."

AMOUNT: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8 1/2 % of your purchase payment to the contract.

EARLY WITHDRAWAL CHARGE SCHEDULES

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

--------------------------------------------------------------------------------
                                   Schedule A
--------------------------------------------------------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                               EARLY WITHDRAWAL CHARGE
Fewer than 1**                                                    7%
1 or more but fewer than 2                                        6%
2 or more but fewer than 3                                        5%
3 or more but fewer than 4                                        4%
4 or more but fewer than 5                                        3%
5 or more but fewer than 6                                        2%
6 or more but fewer than 7                                        1%
7 or more                                                         0%
--------------------------------------------------------------------------------
SCHEDULE B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

--------------------------------------------------------------------------------
                                   Schedule B
--------------------------------------------------------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                               EARLY WITHDRAWAL CHARGE
Fewer than 1**                                                    5%
1 or more, but fewer than 2                                       5%
2 or more, but fewer than 3                                       4%
3 or more, but fewer than 4                                       4%
4 or more, but fewer than 5                                       3%
5 or more, but fewer than 6                                       2%
6 or more, but fewer than 7                                       1%
7 or more                                                         0%
--------------------------------------------------------------------------------
* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.
** Certain contracts do not allow withdrawals during the first contract year.

WHEN/HOW. At the time of withdrawal we deduct this charge from the amount withdrawn.

[SIDENOTE]
TYPES OF FEES
There are four types of fees and deductions associated with the contract that may affect the amount of your variable income payments. For fees applicable to fixed payments see Appendix I.

     -   Transaction Fee
         -   Early Withdrawal Charge

     -   Fees Deducted from Investments in the Separate Account
         -   Mortality and Expense Risk Charge
         -   Administrative Expense Charge
         -   Guaranteed Minimum Income Charge

     -   Fees Deducted by the Funds

     -   Premium and Other Taxes Fees

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT: 1.25% annually of values invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

- The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.

- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

GUARANTEED MINIMUM INCOME CHARGE

This is assessed only if you select one of the guaranteed minimum income features.

MAXIMUM AMOUNT. 1.00% annually of values invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. If the Lifetime Guaranteed Minimum Income Feature is selected, this charge will be assessed for the life of the contract. If the Five Year Guaranteed Minimum Income Feature is selected, this charge will be assessed only during the first five contract years.

PURPOSE. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see "Mortality and Expense Risk Charge--Purpose" in this section.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

-    The size and type of group of individuals to whom the contract is issued;

- A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

-    The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

FEES DEDUCTED BY THE FUNDS

MAXIMUM AMOUNT. Each fund's advisory fees and expenses are different. They are set forth in the "Fees Deducted by the Funds" table (see "Fee Table") and are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees and expenses are reflected in the daily value of fund shares. These values affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct premium taxes from your purchase payment on the contract effective date.

DEATH BENEFIT
--------------------------------------------------------------------------------

The following describes the death benefit applicable to variable income payments. These are also outlined under "Income Payments--Payment Options." For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See "Income Payments" for a definition of annuitant and beneficiary as used in this section.

PAYMENT OF DEATH BENEFIT. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1. Life Income -- Guaranteed Payments;
2. Life Income -- Two Lives -- Guaranteed Payments; or
3. Nonlifetime -- Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of your request in good order.

CALCULATION OF LUMP-SUM PAYMENT OF THE DEATH BENEFIT. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2 % or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See Appendix I--Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

WHO RECEIVES DEATH BENEFIT PROCEEDS? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Home Office as of the date of death.

CHANGES IN BENEFICIARY DESIGNATIONS. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

WITHDRAWALS
--------------------------------------------------------------------------------
WITHDRAWALS OF VARIABLE INCOME PAYMENTS

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

- A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

-   The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the Lifetime Guaranteed Minimum Income Feature, you may not make any withdrawals.

WITHDRAWALS OF FIXED INCOME PAYMENTS
(FOR ADDITIONAL DETAIL SEE APPENDIX I--FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

- A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

- The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

WITHDRAWAL VALUE

VARIABLE INCOME PAYMENTS. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2 % or 5% assumed annual net return rate stated in your contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Home Office.

FIXED INCOME PAYMENTS. See Appendix I for details regarding the withdrawal value of fixed payments.

EARLY WITHDRAWAL CHARGE

Withdrawals may be subject to an early withdrawal charge as described in "Fees--Early Withdrawal Charge."

REDUCTION OF REMAINING PAYMENTS

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

TAXATION
--------------------------------------------------------------------------------
[SIDENOTE]
IN THIS SECTION:
-    Introduction
-    Contract Type
-    Withdrawals and Other
     Distributions
-    10% Penalty Tax
-    Withholding for Federal
     Income Tax Liability
-    Rules Specific to Certain Plans
-    Nonqualified Contracts
-    Diversification
-    Assignment of Right to Payments
-    Delay of Start Date
-    Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

- Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

- We do not make any guarantee about the tax treatment of the contract or a transaction involving the contract; and

- Contract holder means the person to whom we issue an individually owned contract or the participant under a group contract.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------

CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract, or as a qualified contract under certain retirement arrangements under Tax Code sections 401, 403(b), 408(b) or 457.

TAX RULES. The tax rules vary according to whether the contract is a nonqualified contract or qualified contract used with a qualified retirement arrangement. If used under a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

THE CONTRACT. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including income payments, full or partial withdrawals of the value of remaining payments (if permitted under the contract), rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the Internal Revenue Service (IRS).

NONQUALIFIED CONTRACTS. A full withdrawal of the present value of any remaining guaranteed payments under a nonqualified contract is taxable to the extent that the amount received exceeds any remaining investment in the contract.

If a partial withdrawal of the present value of any remaining payments is made and the continuing payments you receive are reduced because of the partial withdrawal, a part of the withdrawal may not be taxable. The part that is not taxable is equal to any remaining investment in the contract multiplied by a fraction. The numerator (top part of the fraction) is the reduction in each payment because of the partial withdrawal. The denominator (bottom part of the fraction) is the full amount of each payment originally provided.

For income payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable income payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.

401 AND 403(b) PLANS. All distributions from these plans are taxed as received unless either of the following is true:

- The distribution is an eligible rollover distribution and is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

A payment can be an eligible rollover distribution only if it is both of the following:

- Made under a nonlifetime payment option with a period of less than ten years; and

- Only to the extent it is not attributable to after-tax contributions and/or is not a required minimum distribution under Tax Code section 401(a)(9). The minimum distribution rules are subject to change as a result of new regulations proposed by the IRS on January 17, 2001.

408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

- The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, the distribution is transferred to another plan of the same type; or

- You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

A payment can be rolled over only if it is:

-    Not attributable to after-tax contributions; and

- Not a required minimum distribution under Tax Code section 401(a)(9). The minimum distribution rules are subject to change as a result of new regulations proposed by the IRS on January 17, 2001.

There are limitations on the number of rollovers that may be made in any one year period. You should consult a tax adviser prior to making a rollover.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

457 PLANS. All amounts received under a 457(b) plan are includible in taxable income when paid or otherwise made available to you or your beneficiary.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401, 403(b) or 408(b) arrangement. The 10% penalty tax does not apply to a distribution from a 457 plan.


NONQUALIFIED CONTRACTS. There is an exception to the 10% penalty tax if payment is made under an immediate annuity contract. An immediate annuity is defined as a contract to which all of the following apply:

-    Is purchased with a single premium;

- Has an annuity starting date, as defined by the Tax Code, no later than one year from date of purchase; and

- Provides for a series of substantially equal periodic payments to be made no less frequently than annually.

For purposes of determining whether the contract qualifies as an immediate annuity, the IRS has ruled that where an immediate annuity is received in exchange for a deferred annuity contract in a Tax Code section 1035 exchange, the purchase date of the contract will be deemed to be the date the deferred annuity was purchased. This might cause the contract to fail to qualify as an immediate annuity and the contract will be subject to the 10% penalty tax unless one of the other exceptions to the penalty applies.

In addition to the immediate annuity exception, the 10% penalty tax does not apply to the taxable portion of distributions made under certain exceptions, including one or more of the following:

-    You have attained age 59 1/2 ;

-    You have become disabled as defined in the Tax Code;

-    You have died; or

- The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Modification of the series of payments prior to the later of age 59 1/2 or five years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.

In addition, if you select an increasing annuity or an early withdrawal of the value of remaining income payments, the payment or distribution may be subject to the 10% penalty tax unless one of the other exceptions applies. You should consult with a tax adviser to determine how this will affect your tax liability.

401 AND 403(b) PLANS. The 10% penalty tax applies to the taxable portion of a distribution from a 401 or a 403(b) plan, unless certain exceptions, including one or more of the following have occurred:

-    You have attained age 59 1/2;

-    You have become disabled as defined in the Tax Code;

-    You have died;

-    You have separated from service with the plan sponsor at or after age 55;

- The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code;

- You have separated from service with the plan sponsor and the distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary;

- The distribution is equal to unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code; or

-   The distribution is due to an IRS levy upon your account.

408(b) IRAS. In general, except for the exception relating to separation from service with the plan sponsor at or after age 55, the exceptions listed above for 401 and 403(b) plans also apply to distributions from an IRA. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for higher education expenses.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

NONQUALIFIED CONTRACTS. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

401 AND 403(b) PLANS. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

408(b) IRAs. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

457 PLANS. All distributions from a 457 plan, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

NON-RESIDENT ALIENS. If you or a beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

RULES SPECIFIC TO CERTAIN PLANS

401 PLANS. Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

- Assignment or Transfer of Contracts. Adverse tax consequences to the 401(a) plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

     -    A plan participant as a means to provide benefit payments;
     - An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
     -    To the Company as collateral for a loan.

- Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your 401(a) account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includable in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

403(b) PLANS. Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

- Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p).

- Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of the following:

     -    Salary reduction contributions made after December 31, 1988;
     -    Earnings on those contributions; and
     -    Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

408(b) IRAs. Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee.

- Assignment or Transfer of Contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

- Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a), a 403(b) arrangement, or another traditional IRA to a traditional IRA.

457(b) PLANS. Tax Code section 457(b) provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-government tax exempt entities. The plan may permit participants to specify the form of investment for their deferred compensation account.

- Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

- Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For section 457(b) plan participants, such limit is generally the lesser of $8,500, as adjusted to reflect changes in the cost of living, or 33 1/3% of your includable compensation (25% of gross compensation).

- Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2,
     (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

NONQUALIFIED CONTRACTS

NON-NATURAL HOLDERS OF A NONQUALIFIED CONTRACT. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. This rule does not apply to an immediate annuity which is defined in the same way as for penalty tax purposes (see "10% Penalty Tax--Nonqualified Contracts" in this section) or to contracts held by a trust or other entity as agent for a natural person. Therefore, if you elect an increasing annuity or elect to receive an early withdrawal of all or a portion of the value of any remaining payments, you should consult with a tax adviser to determine how this will affect your tax liability. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.

DIVERSIFICATION

Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

Additionally, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

ASSIGNMENT OF RIGHT TO PAYMENTS

A transfer of a contract, the transfer of the right to payments under a nonqualified contract or the exchange of a contract may have tax consequences. Anyone contemplating any such assignment or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

DELAY OF START DATE

If you have elected to delay your annuity starting date, as defined below, and you die before the annuity starting date, specific rules for payment of any death benefit apply.

The annuity starting date is defined by the Tax Code to mean the first day of the period (month, quarter, half year, year depending upon whether payments will be made monthly, quarterly, semi-annually or annually) which ends on the date of the first annuity payment.

A delayed annuity starting date occurs any time a monthly payment begins later than one month, a quarterly payment begins later than three months or a semi-annual payment begins later than six months from date of purchase. For example, if you purchase the contract on June 1 with monthly payments to begin October 1, your annuity starting date is September 1, and would be considered a delayed annuity starting date.

For nonqualified contracts, if you die before a delayed annuity starting date, the entire interest in the account must be paid within five years of the date of death, or payments may be made over the life or over a period not extending beyond the life expectancy of the beneficiary or payee, as applicable, provided such payments begin not later than one year after the date of death. This rule does not apply if the beneficiary or payee is your spouse.

For qualified contracts, generally if your death occurs before the required beginning date, your interest in the account must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. For details regarding rules specific to your retirement plan, consult your tax adviser.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


OTHER TOPICS

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                  151 Farmington Avenue
                  Hartford Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

Our subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Compensation will be paid to distributors who sell the contract. Distributors will be paid commissions up to an amount currently equal to 7.0% of purchase payment to a contract or as a combination of a certain percentage amount of the purchase payment to a contract at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7.0% of purchase payment to the contract over the life of the contract. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your payment to the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

- On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted;

- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

-    During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

- Standardized average annual total returns; and

- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual returns reflect deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Home Office. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."


CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History ............................................ 2

Variable Annuity Account B.................................................. 2

Offering and Purchase of Contracts.......................................... 3

Performance Data ........................................................... 3

Income Payments............................................................. 7

Sales Material and Advertising ............................................. 8

Independent Auditors ....................................................... 8

Financial Statements of the Separate Account................................ S-1

Financial Statements of Aetna Life Insurance and Annuity Company and
Subsidiaries ................................................................F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                               FIXED DOLLAR OPTION
--------------------------------------------------------------------------------

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see "Withdrawals" in this appendix). Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

PAYMENT OPTIONS

All of the payment options described under "Income Payments" in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(a) A CASH REFUND FEATURE. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a "life income" or "life income-two lives" payment option that has no reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect an increasing annuity with this feature.

(b) AN INCREASING ANNUITY. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. This feature is not available under contracts purchased in conjunction with
     Section 457 deferred compensation plans.

FIXED INCOME PAYMENT AMOUNTS

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

WITHDRAWALS

WITHDRAWAL VALUE--LIFETIME PAYMENT OPTIONS. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

WITHDRAWAL VALUE--NONLIFETIME PAYMENT OPTIONS. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

RATE OF RETURN is the fixed annuity present value interest rate shown in your contract
WY is the withdrawal yield
IY is the issue yield
WY is determined as follows:

(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.

(2) The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.

(3) Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.

(2) The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.

(3) Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

(4) Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.


EARLY WITHDRAWAL CHARGE

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

         -------------------------------------------------------------
                                  Schedule A
         -------------------------------------------------------------
          NUMBER OF YEARS FROM
         CONTRACT EFFECTIVE DATE*          EARLY WITHDRAWAL CHARGE
         1 or more, but fewer than 2                 6%
         2 or more, but fewer than 3                 5%
         3 or more, but fewer than 4                 4%
         4 or more, but fewer than 5                 3%
         5 or more, but fewer than 6                 2%
         6 or more, but fewer than 7                 1%
         7 or more                                   0%
      -------------------------------------------------------------

SCHEDULE B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

      -------------------------------------------------------------
                               Schedule B
      -------------------------------------------------------------
       NUMBER OF YEARS FROM
      CONTRACT EFFECTIVE DATE*          EARLY WITHDRAWAL CHARGE
      1 or more, but fewer than 2                 5%
      2 or more, but fewer than 3                 4%
      3 or more, but fewer than 4                 4%
      4 or more, but fewer than 5                 3%
      5 or more, but fewer than 6                 2%
      6 or more, but fewer than 7                 1%
      7 or more                                   0%
      -------------------------------------------------------------

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

REDUCTION OR ELIMINATION OF THE EARLY WITHDRAWAL CHARGE. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a) The size and type of group of individuals to whom the contract is offered;

(b) The type and frequency of administrative and sales services to be provided;
    or

(c) Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

DEATH BENEFIT

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

PAYMENT OF DEATH BENEFIT. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

DEATH BENEFIT AMOUNT. If you elect a right to withdraw, the death benefit value will be determined as described under "Withdrawal Amount" in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company's receipt at its Home Office of proof of death acceptable to us and a request for payment in good order.

                                   APPENDIX II
                         DESCRIPTION OF UNDERLYING FUNDS

                          [TO BE UPDATED BY AMENDMENT]











                                  APPENDIX III
                         CONDENSED FINANCIAL INFORMATION

                          [TO BE UPDATED BY AMENDMENT]

                          FOR MASTER APPLICATIONS ONLY
--------------------------------------------------------------------------------



I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT B AETNA IMMEDIATE ANNUITY PROSPECTUS DATED MAY 1, 2001.

___ PLEASE SEND AN ACCOUNT B STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.09515-01) DATED MAY 1, 2001.



--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

                               Aetna Immediate Annuity

A Fixed and Variable, Single Premium, Group or Individual, Immediate Annuity Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the separate account) dated May 1, 2001.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                            Aetna Financial Services
                              Attn: AFS Settlements
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-0005
                                 1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS
                                                                        Page

General Information and History..........................................  2
Variable Annuity Account B...............................................  2
Offering and Purchase of Contract........................................  3
Performance Data.........................................................  3
    General..............................................................  3
    Average Annual Total Return Quotations...............................  4
Income Payments..........................................................  7
Sales Material and Advertising...........................................  8
Independent Auditors.....................................................  8
Financial Statements of the Separate Account.............................  S-1
Financial Statements of Aetna Life Insurance and Annuity
   Company and Subsidiaries..............................................  F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2000, the Company and its subsidiary life company had $__ billion invested through their products, including $__ billion in their separate accounts (of which the Company or its subsidiary Aeltus Investment Management, Inc. oversees the management of $__ billion). The Company is ranked among the top 2% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 1999.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge, the administrative expense charge and the guaranteed minimum income charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

AETNA ASCENT VP                                                 AIM V.I. VALUE FUND
AETNA BALANCED VP, INC.                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) HIGH
Aetna Income Shares d/b/a AETNA BOND VP                           INCOME PORTFOLIO
AETNA CROSSROADS VP                                             JANUS ASPEN GROWTH PORTFOLIO
AETNA GROWTH VP                                                 JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP            OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
AETNA INDEX PLUS LARGE CAP VP                                   OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
AETNA INTERNATIONAL VP                                          OPPENHEIMER STRATEGIC BOND FUND/VA
AETNA LEGACY VP                                                 PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO
Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET             PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO
   VP                                                           PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH
AETNA SMALL COMPANY VP                                            PORTFOLIO
AIM V.I. CAPITAL APPRECIATION FUND                              PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY
AIM V.I. GROWTH FUND                                              PORTFOLIO
AIM V.I. GROWTH AND INCOME FUND


Complete descriptions of each of the funds, including their investment objectives, policies, risks, fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                        OFFERING AND PURCHASE OF CONTRACT

The Company is the depositor and the Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled "Purchase."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized returns"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts available under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (e.g., 1.25% mortality and expense risk charges, 1.00% guaranteed minimum income charge, as applicable, and an early withdrawal charge of 7% grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Also reflected in both tables is the guaranteed minimum income charge as it applies to Aetna Index Plus Large Cap VP. As reflected in the tables, this charge only applies when the guaranteed minimum income feature is selected.

For the subaccounts funded by the Portfolio Partners (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997 the date the portfolio commenced operations, and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.


                                                       -----------------------------------------------------------------------
                                                                                                                  DATE
                    [TO BE UPDATED BY AMENDMENT]                                                              CONTRIBUTIONS
                                                                               STANDARDIZED                  FIRST RECEIVED
                                                                                                                UNDER THE
                                                                                                            SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SINCE
                             SUBACCOUNT                   1 YEAR       5 YEAR       10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                             %                                       %          08/31/1995
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                  %            %             %
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                           (%)           %             %
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                         %                                       %          08/31/1995
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                             %                                       %          05/30/1997
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               %            %             %
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                               %                                       %          10/31/1996
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP(4)
------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                      %                                       %          05/05/1998
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                            (%)                                      %          08/31/1995
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                (%)           %             %
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                      %                                       %          05/30/1997
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          %                                       %          10/02/1998
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                        %                                       %          10/02/1998
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                             %                                       %          10/02/1998
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                         %                                       %          10/02/1998
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                          %                                       %          06/30/1995
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                %            %                          %          07/29/1994
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                      %                                       %          04/28/1995
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                       %                                       %          05/30/1997
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA             %                                       %          05/30/1997
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                         (%)                                      %          05/30/1997
------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                     %                                       %          11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                           %            %                          %          11/30/1992
------------------------------------------------------------------------------------------------------------------------------
PI MFS Emerging Equities Portfolio                          %                                       %          11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                                %            %                          %          09/30/1993
------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                  %                                       %          11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI
  Scudder International Growth(3)                           %            %                          %          08/31/1992
------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                   %                                       %          11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth
  Equity(3)                                                 %                                       %          02/28/1995
-------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.
(4) This line represents standardized performance reflecting deduction of all applicable charges including the guaranteed minimum income charge of 1%. No returns are shown, however, because as of the date hereof no contributions were received in the fund under the guaranteed minimum income feature under the separate account.


                                                         -------------------------------------------------------------------------
                                                                                                                        FUND
                   [TO BE UPDATED BY AMENDMENT]                            NON-STANDARDIZED                         INCEPTION
                                                                                                                       DATE
----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT                                                                   SINCE
                                                         1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                             %           %                                  %        07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                  %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                           (%)          %          %           %
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                         %           %                                  %        07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                             %           %                                  %        12/13/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                               %           %                                  %        09/16/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP(4)                            %           %                                  %        09/16/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                      %                                              %        12/22/1997
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                             %           %                                  %        07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                 %           %          %
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                      %           %                                  %        12/27/1996
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          %           %          %                       %        05/05/1993
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                        %           %          %                       %        05/05/1993
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                             %           %          %                       %        05/02/1994
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                         %           %          %                       %        05/05/1993
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                       %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                %           %          %                       %        09/13/1993
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                      %           %          %                       %        09/13/1993
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                    %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA             %           %                                  %        07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                          %           %          %                       %        05/03/1993
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                     %                                              %        11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                           %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                         %                                              %        11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                                %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                  %                                              %        11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI
  Scudder International Growth(3)                           %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                   %                                              %        11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth
 Equity(3)                                                  %           %          %           %
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)      These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(4) The non-standardized returns in this row reflect deduction of applicable charges including the guaranteed minimum income charge of 1%. The numbers are only applicable if the guaranteed minimum income feature was elected.

                                 INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units is determined in each of the designated subaccounts on the contract effective date. The number of annuity units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the annuity unit value for that investment option on the contract effective date. The first payment will be calculated as of the tenth valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, annuity unit values fluctuate from one valuation to the next (see "Calculating Variable Income Payments" in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:
Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the annuity unit on the contract effective date is
13.400000. The payment calculated as of the contract effective date is divided by the annuity unit value to determine the number of annuity units (that is, $334.00/13.400000 = 24.925 annuity units). The number of annuity units will generally remain constant over the term of your contract as determined by the income payment option you select. The value of each payment will be determined on the tenth valuation before the payment due date by multiplying the number of annuity units by that date's annuity unit value.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of annuity units determined above.

Annuity unit values are calculated on a daily basis by multiplying the annuity unit value by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of annuity units by the new annuity unit value.

                         SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

________________________________, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and the review of filings made with the Securities and Exchange Commission.

                               FINANCIAL STATMENTS


                           [TO BE FILED BY AMENDMENT]








FORM NO. SAI.09515-01                                        ALIAC ED. MAY 2001

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
------------------------------------------
     (a) Financial Statements:  *
         (1)    Included in Part A:
                Condensed Financial Information
         (2)    Included in Part B:
                Financial Statements of Variable Annuity Account B:
                - Statement of Assets and Liabilities as of December 31, 2000
                - Statement of Operations for the year ended December 31, 2000
                - Statements of Changes in Net Assets for the years ended
                  December 31, 2000 and 1999
                - Condensed Financial Information for the year ended
                  December 31, 2000
                - Notes to Financial Statements
                - Independent Auditors' Report
                Financial Statements of the Depositor:
                - Independent Auditors' Report
                - Consolidated Statements of Income for the years ended
                  December 31, 2000, 1999 and 1998
                - Consolidated Balance Sheets as of December 31, 2000 and 1999
                - Consolidated Statements of Changes in Shareholder's Equity
                  for the years ended December 31, 2000, 1999 and 1998
                - Consolidated Statements of Cash Flows for the years ended
                  December 31, 2000, 1999 and 1998
                - Notes to Consolidated Financial Statements

*To be filed by amendment

     (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
         (2)    Not applicable
         (3.1)  Broker-Dealer Agreement(2)
         (3.2)  Alternative Form of Wholesaling Agreement and Related
                Selling Agreement(3)
         (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
         (4.1)  Variable Annuity Contract (A050SP96)(5)
         (4.2)  Variable Annuity Contract (A050SP99)(6)
         (4.3)  Endorsement SPIAE99 to Variable Annuity Contract A050SP99(6)

         (4.4)  Form of Endorsement SPIAE-01 to Variable Annuity
                Contract A050SP99
         (4.5)  Endorsement SPIAEVW99 to Variable Annuity Contracts A050SP99
                and SPIA(GR)99(6)
         (4.6)  Endorsement SPIAEW99 to Variable Annuity Contracts A050SP99
                and SPIA(GR)99(6)
         (4.7) Endorsement SPIAEVPG99 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
         (4.8) Form of Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 and SPIA(GR)99
         (4.9)  Endorsement E401SP96 to Variable Annuity Contracts A050SP99
                and SPIA(GR)99(6)
        (4.10)  Endorsement E403SP96 to Variable Annuity Contracts A050SP99
                and SPIA(GR)99(6)
        (4.11) Endorsement SPIA457-99 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
        (4.12)  Variable Annuity Contract (SPIA(GR)99)(6)
        (4.13) Variable Annuity Contract Certificate (SPIA(GR)-99CERT)(6) (4.14) Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99
                and Certificate SPIA(GR)-99CERT(6)
        (4.15) Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
        (4.16) Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
        (4.17)  Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract
                SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
        (4.18)  Endorsement SPIAE401(GR)99 to Variable Annuity Contract
                SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
        (4.19)  Endorsement SPIAE403(GR)99 to Variable Annuity Contract
                SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
        (4.20)  Endorsement SPIAE457(GR)99 to Variable Annuity Contract
                SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
        (4.21)  Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract
                SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (5.1)  Variable Annuity Contract Application (82941(2/99))(6)
         (5.2)  Variable Annuity Contract Application for New York
                (82950(2/99))(6)
         (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
         (6.2) Amendment to Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)
           (7)  Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(10)
         (8.2) First Amendment dated November 17, 2000 to Participation Agreement made and entered into in June 1998 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc. and Aetna Life Insurance and Annuity Company
         (8.3) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(10)
         (8.4) First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. effective June 30, 1998(4)
         (8.5)  Fund Participation Agreement by and among Aetna Life
                Insurance and Annuity Company and Aetna Variable Fund,
                Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.6) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                Investment Management, Inc. dated as of May 1, 1998(11)
         (8.7)  Second Amendment dated December 31, 1999 to Fund Participation
                Agreement by and among Aetna Life Insurance and Annuity
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(12)
         (8.8) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(13)
         (8.9) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
                February 11, 2000(13)

        (8.10) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
                Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
        (8.11) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(11)
        (8.12) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(13)
        (8.13) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(13)
        (8.14) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)
        (8.15) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(14)
        (8.16) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(15)

        (8.17) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
        (8.18) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, November 6, 1997 and May 1, 1998(12)
        (8.19) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(16)
        (8.20) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and
                Fidelity Investments Institutional Operations Company dated as of November 1, 1995(14)
        (8.21) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated
                May 2, 1997(11)
        (8.22) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(17)
        (8.23) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(11)
        (8.24) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(12)
        (8.25) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and
                December 1, 1999(18)
        (8.26)  Service Agreement between Janus Capital Corporation and
                Aetna Life Insurance and Annuity Company dated December 8, 1997(17)
        (8.27) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(18)
        (8.28) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(18)

        (8.29) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(19)
        (8.30) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(12)
        (8.31) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and
                Annuity Company(19)
           (9)  Opinion and Consent of Counsel*
          (10)  Consent of Independent Auditors*
          (11)  Not applicable
          (12)  Not applicable
          (13)  Schedule for Computation of Performance Data(20)
        (14.1)  Powers of Attorney(21)
        (14.2)  Authorization for Signatures(3)

*To be filed by amendment

-----------------------
(1) Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
(2) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3) Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
(6) Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
(7) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
(8) Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(9) Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(11) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(12) Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(13) Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(14) Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
(15) Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
(16) Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
(17) Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
(18) Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
(19) Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
(20) Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 9, 1998.
(21) Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR*

Name and Principal
Business Address                   Positions and Offices with Depositor
-----------------                  ------------------------------------
Thomas J. McInerney**              Director and President

Wayne R. Huneke***                 Director

Michael W. Cunningham**            Chief Financial Officer

Robert C. Salipante****            Director

Phillip R. Lowery***               Director

Mark A. Tullis***                  Director

Deborah Koltenuk**                 Vice President and Corporate Controller

Mary Ellen Thibodeau**             Corporate Secretary and Counsel

Therese A. Squillacote**           Vice President and Chief Compliance Officer

     * These individuals may also be directors and/or officers of other affiliates of the Company.
    **  The principal business address of these
        directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of this director is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of January 31, 2001, there were 113,665 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of

CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC AIS) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
           Act)). Additionally, AIS acts as the principal underwriter for Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America
           (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       -----------------------
Maureen M. Gillis*                     Director and President

Allan Baker*                           Director and Senior Vice President

Robert L. Francis**                    Director and Senior Vice President

Marie Augsberger*                      Senior Vice President

Steven A. Haxton*                      Senior Vice President

Gary J. Hegedus*                       Senior Vice President

Deborah Koltenuk*                      Vice President, Treasurer and Chief
                                       Financial Officer

Therese Squillacote*                   Vice President and Chief Compliance
                                       Officer

John F. Todd*                          Corporate Secretary and Counsel (Chief
                                       Legal Officer)

Martin T. Conroy*                      Vice President and Assistant Treasurer

Reginald Bowen*                        Vice President

Christina Lareau*                      Vice President

Dwyatt McClain*                        Vice President

Terran Titus*                          Vice President

William T. Abramowicz                  Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                   Vice President

Louis E. Bachetti                      Vice President
581 Main Street, 4th Floor,
Woodbridge, NJ  07095

Ronald R. Barhorst                     Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       -----------------------
Robert H. Barley***                    Vice President

Steven M. Bresler                      Vice President
6430 South Fiddler's Green Cir,
Ste 210,
Englewood, CO 80111

David Brounley***                      Vice President

Daniel P. Charles                      Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                        Vice President

Albert J. DiCristofaro, Jr.            Vice President
8911 Capitol of TX Hwy., Bldg 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                        Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                    Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****               Vice President

William S. Jasien****                  Vice President

Jess D. Kravitz**                      Vice President

George D. Lessner                      Vice President
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080

Katherine E. Lewis                     Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                         Vice President
16530 Ventura Blvd., Ste 600
Encino, CA  91436

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       -----------------------
James F. Lille                         Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                        Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                       Vice President
440 S. Warren St., Suite 702
Syracuse, NY  13202

Joseph F. McClain*                     Vice President

Pamela Mulvey*                         Vice President

W. Michael Montgomery                  Vice President
5100 W. Lemon St., Ste 213
Tampa, FL  33609

Scott T. Neeb**                        Vice President

Patrick F. O'Christie                  Vice President
The Pavilions, 1700 Lyons Rd.,
Ste D
Dayton, OH  45458

Paulette Playce                        Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                     Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                     Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                     Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.               Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                         Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                       Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave,
     Ste. 120, Overland Park, Kansas  66211

(c)      Compensation from January 1, 2000 to November 30, 2000:

   (1)                       (2)                     (3)                  (4)                   (5)
   Name of            Net Underwriting           Compensation on
  Principal            Discounts and              Redemption or         Brokerage
 Underwriter            Commissions               Annuitization         Commissions         Compensation*
 -----------          ----------------           ----------------       -----------         -------------
Aetna Life Insurance                                 $**                                        $**
and Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.


      Compensation from December 1, 2000 to December 31, 2000:

   (1)                       (2)                     (3)                  (4)                   (5)
   Name of            Net Underwriting           Compensation on
  Principal            Discounts and              Redemption or         Brokerage
 Underwriter            Commissions               Annuitization         Commissions         Compensation***
 -----------          ----------------           ----------------       -----------         -------------
Aetna Investment                                                                                  $**
Services, LLC

**  To be filed by amendment

*** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and its affiliate, Aetna Insurance Company of America during 2000. Of this amount, $____________ is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of February, 2001.

                                    VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                                    INSURANCE AND ANNUITY COMPANY
                                       (REGISTRANT)

                                    By:  AETNA LIFE INSURANCE AND ANNUITY
                                         COMPANY
                                            (DEPOSITOR)

                                    By:  Thomas J. McInerney*
                                         ------------------------------------
                                         Thomas J. McInerney
                                         President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                            Title                                             Date
-----------                          -----                                             -----
Thomas J. McInerney*                  Director and President                        )
-----------------------------------   (principal executive officer)                 )
Thomas J. McInerney                                                                 )
                                                                                    )
Wayne R. Huneke*                      Director                                      ) February
-----------------------------------                                                 ) 15, 2001
Wayne R. Huneke                                                                     )
                                                                                    )
Phillip R. Lowery*                    Director                                      )
-----------------------------------                                                 )
Phillip R. Lowery                                                                   )
                                                                                    )
Robert C. Salipante*                  Director                                      )
-----------------------------------                                                 )
Robert C. Salipante                                                                 )
                                                                                    )
Mark A. Tullis*                       Director                                      )
-----------------------------------                                                 )
Mark A. Tullis                                                                      )
                                                                                    )
Michael W. Cunningham*                Chief Financial Officer                       )
-----------------------------------                                                 )
Michael W. Cunningham                                                               )
                                                                                    )
Deborah Koltenuk*                     Corporate Controller                          )
-----------------------------------                                                 )
Deborah Koltenuk                                                                    )

By:  /s/  J. Neil McMurdie
     ------------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.             Exhibit
----------              -------
99-B.4.4                Form of Endorsement SPIAE-01 to Variable Annuity Contract A050SP99                 -------------


99-B.4.8                Form of Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 and
                        SPIA(GR)99                                                                         -------------

99-B.8.2                First Amendment dated November 17, 2000 to Participation Agreement made and entered into in June 1998 by and among AIM Variable Insurance Funds, Inc., AIM
                        Distributors, Inc. and Aetna Life Insurance and Annuity Company                    -------------


99-B.9                  Opinion and Consent of Counsel                                                          *

99-B.10                 Consent of Independent Auditors                                                         *

*  To be filed by amendment